Property, Equipment, Intangible Assets And Leases - Summary of Right-of-use Assets and Lease Liabilities (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use-assets, Beginning balance		R$ 133,870
Additions to right-of-use assets	[1]	123,529
Depreciation, right-of-use assets		(32,831)
Right of Use Assets Effects of Exchange Rate		2,910
Right-of-use-assets, Ending balance		227,478	R$ 133,870
Right of Use Assets Current		0
Right of Use Assets Noncurrent		227,478
Lease liabilities, Beginning balance		148,494
Additions To Lease Liabilities	[1]	124,283
Interest expense on lease liabilities		17,613
Effects Of Exchange Rate on Lease Liabilities		2,995
Payment of lease liabilities		(37,979)	(14,624)
Lease liabilities, Ending balance		255,406	R$ 148,494
Current lease liabilities		52,771
Non-current lease liabilities		R$ 202,635

[1]	Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.